GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
GOING CONCERN
Net cash used in operating activities	$ (210,421)	$ (186,661)	$ (671,101)	$ (708,040)
Total stockholders' deficit	(252,218)	$ (30,970)	(109,603)	(1,088,343)	$ (2,134,818)
Accumulated deficit	$ (22,453,760)		$ (22,064,982)	$ (20,983,207)